Research and Development Expenses - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expenses	$ 299,086,000	$ 174,776,000	$ 138,190,000
Collaborative arrangements
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expenses	$ 18,408,000	$ 8,291,000	$ 2,921,000